The main factors that occurred in 2021 and influenced the sensitivities were the fall in the yield curve (convexity effect), portfolio decline and updating of the implicit methodologies on the cash flows of Banco Santander products. (Details) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Interest Margin	R$ 553	R$ 432	R$ 334
Market Value of Equity	1,675	1,771	2,063
Value at Risk - Balance
VaR	R$ 791	R$ 1,365	R$ 1,755